Securitization Transactions	12 Months Ended
Mar. 31, 2012
Securitization Transactions

10. Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investments in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they first absorb the risk of decline in cash flows in relation to defaults and prepayments of the transferred financial assets, and therefore are exposed to credit and prepayment risks different from those of the senior investments. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)). For further information, see Note 11 “Variable Interest Entities.”

During fiscal 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011 and 2012, there was no securitization transaction accounted for as a sale.

Millions of yen
2010
Direct financing leases:
Balance sold	¥27,974
Gains (losses) on sales	331
Interests that continue to be held	23,207

Regarding securitizations of direct financing lease receivables, for fiscal 2010, revenues from interests that continue to be held of ¥4,744 million, are included in revenues from direct financing leases in the consolidated statements of income. Regarding securitizations of installment loans, revenues from interests that continue to be held of ¥1,630 million for fiscal 2010, are included in interest on loans and investment securities in the consolidated statements of income. Regarding securitizations of investment in securities, revenues from interests that continue to be held of ¥2,378 million for fiscal 2010, are included in interest on loans and investment securities in the consolidated statements of income. Due to the adoption of Accounting Standards Update 2009-16 and 2009-17, almost all vehicles used for securitization have been consolidated. As a result, revenues from interests that continue to be held are not disclosed for fiscal 2011 and 2012 as the amounts have been eliminated in consolidation.

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011 and 2012.

2010
Direct financing leases
%
Expected credit loss	1.51 – 1.55
Discount rate	2.33 – 4.28
Annual prepayment rate	6.24 – 6.59

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2010 are summarized as follows:

Millions of yen
2010
Proceeds from new securitizations	¥28,305
Servicing fees received	385
Cash flows received on interests that continue to be held	29,336
Repurchases of ineligible assets	(18,487)

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2011 and 2012, and quantitative information about net credit loss for the fiscal years ended March 31, 2010, 2011 and 2012 are as follows:

	Total principal amount of receivables
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥830,853	¥900,886	$10,961
Installment loans	2,983,164	2,769,898	33,701

Assets recorded on the balance sheet	3,814,017	3,670,784	44,662
Direct financing leases sold on securitization	12,651	3,969	48

Total assets managed together or sold on securitization	¥3,826,668	¥3,674,753	$44,710

	Principal amount of receivables more than 90 days past-due and impaired loans
	Millions of yen		Millions of dollars
	March 31, 2011	March 31, 2012	March 31, 2012
Direct financing leases	¥22,787	¥17,441	$212
Installment loans	322,068	302,378	3,679

Assets recorded on the balance sheet	344,855	319,819	3,891
Direct financing leases sold on securitization	0	0	0

Total assets managed together or sold on securitization	¥344,855	¥319,819	$3,891

	Credit loss
	Millions of yen			Millions of dollars
	2010	2011	2012	2012
Direct financing leases	¥8,744	¥7,505	¥6,783	$82
Installment loans	49,053	54,149	29,476	359

Assets recorded on the balance sheet	57,797	61,654	36,259	441
Direct financing leases sold on securitization	0	0	0	0

Total assets managed together or sold on securitization	¥57,797	¥61,654	¥36,259	$441

A certain subsidiary originates and sells loans into the secondary market while retaining the obligation to service those loans. In addition, it undertakes obligations to service loans originated by others. The servicing assets related to those servicing activities are included in other operating assets and the balances of these servicing assets as of March 31, 2011 and March 31, 2012 were ¥11,577 million and ¥11,533 million ($140 million), respectively. During the fiscal year ended March 31, 2012, the servicing assets were increased by ¥2,505 million mainly from loans sold with servicing retained and decreased by ¥2,416 million mainly from amortization and by ¥133 million from the effects of changes in foreign exchange rates. The fair value of the servicing assets as of March 31, 2011 and 2012 were ¥14,093 million and ¥13,826 million ($168 million), respectively.